Note 11 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-vested (in shares)	23,284	21,948	17,545
Non-vested, weighted average grant date fair value (in dollars per share)	$ 8.28	$ 10.16	$ 12.80
Granted (in shares)	45,900	15,444	15,681
Granted, weighted average grant date fair value (in dollars per share)	$ 2.71	$ 8.13	$ 8.56
Vested (in shares)	(15,064)	(14,108)	(11,278)
Vested, weighted average grant date fair value (in dollars per share)	$ 8.34	$ 11.01	$ 12.16
Non-vested (in shares)	53,303	23,284	21,948
Non-vested, weighted average grant date fair value (in dollars per share)	$ 3.46	$ 8.28	$ 10.16
Forfeited (in shares)	(817)	0	0
Forfeited, weighted average grant date fair value (in dollars per share)	$ 8.39